Property, Plant, and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant, and Equipment
Property, Plant, and Equipment

NRG's major classes of property, plant, and equipment were as follows:

	As of December 31,		Depreciable
	2011	2010	Lives
	(In millions)
Facilities and equipment	$14,483	$13,820	1-40 Years
Land and improvements	602	580
Nuclear fuel	365	314	5 Years
Office furnishings and equipment	254	199	2-10 Years
Construction in progress	2,487	1,400
Total property, plant, and equipment	18,191	16,313
Accumulated depreciation	(4,570)	(3,796)
Net property, plant, and equipment	$13,621	$12,517